Cover	Oct. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2023
Entity File Number	1-14267
Entity Registrant Name	Republic Services, Inc.
Entity Central Index Key	0001060391
Entity Tax Identification Number	65-0716904
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	18500 North Allied Way
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85054
City Area Code	480
Local Phone Number	627-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RSG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false